Short-Term Borrowings (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Short-Term Debt [Line Items]
Proceed from borrowings	¥ 4,550,000	$ 635,156	¥ 5,000,000	¥ 7,600,000
Borrowings repaid amount	4,973,000	$ 694,204	7,520,000	7,980,000
Outstanding amount			4,277,000
Interest expenses	¥ 206,296		198,746	¥ 447,955
Xiamen International Bank Co., Ltd. [Member]
Short-Term Debt [Line Items]
Short term percentage	4.00%	4.00%
Proceed from borrowings	¥ 4.55
Borrowings repaid amount			¥ 273,000
Xiamen International Bank Co., Ltd. [Member] | Short-Term Borrowings [Member]
Short-Term Debt [Line Items]
Maturity period	1 year	1 year
Maturity start date	Dec. 05, 2024	Dec. 05, 2024
Maturity end date	Dec. 05, 2025	Dec. 05, 2025